Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: June 11, 2025

Payment Date	6/16/2025
Collection Period Start	5/1/2025
Collection Period End	5/31/2025
Interest Period Start	5/15/2025
Interest Period End	6/15/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$275,244,127.87	$26,301,188.92	$248,942,938.95	0.790797	Oct-27
Class A-2b Notes	$68,898,466.57	$6,583,652.12	$62,314,814.45	0.790797	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$835,732,594.44	$32,884,841.04	$802,847,753.40

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$862,692,671.24	$828,908,224.91	0.742666
YSOC Amount	$24,247,086.82	$23,347,481.53
Adjusted Pool Balance	$838,445,584.42	$805,560,743.38
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$275,244,127.87	4.61000%	30/360	$1,057,396.19
Class A-2b Notes	$68,898,466.57	4.65228%	ACT/360	$284,919.96
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$835,732,594.44			$3,251,133.56

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$862,692,671.24	$828,908,224.91
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$838,445,584.42	$805,560,743.38
Number of Receivables Outstanding	43,357	42,474
Weighted Average Contract Rate	7.56%	7.56%
Weighted Average Remaining Term (months)	49.7	48.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,454,738.66
Principal Collections	$33,542,241.24
Liquidation Proceeds	$211,189.69
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,208,169.59
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,208,169.59

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$718,910.56	$718,910.56	$—	$—	$38,489,259.03
Interest - Class A-1 Notes	$—	$—	$—	$—	$38,489,259.03
Interest - Class A-2a Notes	$1,057,396.19	$1,057,396.19	$—	$—	$37,431,862.84
Interest - Class A-2b Notes	$284,919.96	$284,919.96	$—	$—	$37,146,942.88
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$35,631,582.88
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$35,377,457.55
First Allocation of Principal	$—	$—	$—	$—	$35,377,457.55
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$35,333,243.80
Second Allocation of Principal	$8,471,851.06	$8,471,851.06	$—	$—	$26,861,392.74
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,815,370.66
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,965,370.66
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,916,274.41
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$5,066,274.41
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,066,274.41
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,353,284.43
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,353,284.43
Remaining Funds to Certificates	$2,353,284.43	$2,353,284.43	$—	$—	$—
Total	$39,208,169.59	$39,208,169.59	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$24,247,086.82
Increase/(Decrease)	$(899,605.29)
Ending YSOC Amount	$23,347,481.53

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$838,445,584.42	$805,560,743.38
Note Balance	$835,732,594.44	$802,847,753.40
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	18	$242,205.09
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	65	$211,189.69
Monthly Net Losses (Liquidation Proceeds)			$31,015.40
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.33%
Second Preceding Collection Period			0.18%
Preceding Collection Period			(0.06)%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$929,659.39
Cumulative Net Loss Ratio			0.08%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	35	$786,609.07
60-89 Days Delinquent	0.02%	6	$154,367.69
90-119 Days Delinquent	0.01%	4	$116,594.46
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.13%	45	$1,057,571.22

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$141,358.09
Total Repossessed Inventory		6	$160,819.07

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		10	$270,962.15
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.04%	16	0.04%